Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 75,234	$ 61,519	$ 52,452
Net unrealized holding (loss) gain on securities available for sale	(43,513)	(9,715)	10,475
Reclassification adjustments for net gain recognized in income	0	0	(1,155)
Tax effect	11,268	2,503	(2,420)
Net unrealized (loss) gain on securities available for sale, net of tax	(32,245)	(7,212)	6,900
Change in overfunded position in pension and postretirement plans arising during the year	(8,266)	10,297	1,681
Tax effect	2,148	(2,675)	(437)
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	(6,118)	7,622	1,244
Amortization of net actuarial gain	(1,008)	(674)	(708)
Amortization of prior service (credit) cost	(313)	405	(196)
Tax effect	343	70	235
Amortization of net actuarial gain and prior service (credit) cost on pension and postretirement plans, net of tax	(978)	(199)	(669)
Other comprehensive (loss) income, net of tax	(39,341)	211	7,475
Comprehensive income	$ 35,893	$ 61,730	$ 59,927